PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Loan to a third party	$500,000	$-
Prepayment of service fee	222,006	281,959
Deposits	59,470	-
Staff advance	7,245	-
Other current assets	3,528	13,600
Total prepaid expenses and other current assets	$792,249	$295,559

Loan to a third party represents the principal amount of $500,000 lent by the Company to a third party pursuant to a loan agreement dated November 25, 2025. The loan bears interest at 5% per annum and is repayable within one year from the date of disbursement.